SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended		9 Months Ended				12 Months Ended													9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Sep. 30, 2013 Stock Warrants [Member]	Dec. 31, 2012 Stock Warrants [Member]	Dec. 31, 2011 Stock Warrants [Member]	Sep. 30, 2013 Customer A [Member] USD ($)	Dec. 31, 2012 Customer A [Member] USD ($)	Sep. 30, 2013 Customer B [Member] USD ($)	Dec. 31, 2012 Customer B [Member] USD ($)	Sep. 30, 2013 Customer C [Member] USD ($)	Dec. 31, 2012 Customer C [Member] USD ($)	Sep. 30, 2013 Stock Feed Manufacturing Technology [Member]	Dec. 31, 2012 Stock Feed Manufacturing Technology [Member]	Sep. 30, 2013 Proprietary Technologies [Member]	Dec. 31, 2012 Proprietary Technologies [Member]	Sep. 30, 2013 Use Rights [Member] Minimum [Member]	Dec. 31, 2012 Use Rights [Member] Minimum [Member]	Sep. 30, 2013 Use Rights [Member] Maximum [Member]	Dec. 31, 2012 Use Rights [Member] Maximum [Member]	Sep. 30, 2013 General and Administrative Expense [Member] USD ($)	Sep. 30, 2012 General and Administrative Expense [Member] USD ($)	Sep. 30, 2013 General and Administrative Expense [Member] USD ($)	Sep. 30, 2012 General and Administrative Expense [Member] USD ($)	Dec. 31, 2012 General and Administrative Expense [Member] USD ($)	Dec. 31, 2011 General and Administrative Expense [Member] USD ($)
Shipping, Handling and Transportation Costs																												$ 6,158	$ 75,333	$ 18,640	$ 77,478	$ 84,298	$ 58,096
Advertising Revenue Cost																												195	0	1,200	3,167	1,973	99,526
Accumulated other comprehensive income	5,795,406		5,795,406				3,868,274		3,446,838
Allowance for Doubtful Accounts Receivable	0		0				0		0
Goodwill, Acquired During Period			724,940				724,940
Finite-Lived Intangible Asset, Useful Life																				20 years	20 years	25 years	25 years	30 years	30 years	60 years	60 years
Foreign Currency Exchange Rate	$ 1.00		$ 1.00	6.15			$ 1.00	6.29	$ 1.00	6.30
Average Foreign Currency Exchange Rate Remeasurement			$ 1.00	6.21	$ 1.00	6.33	$ 1.00	6.31	$ 1.00	6.33
Cash, Uninsured Amount	9,479,369		9,479,369				8,403,458		1,379,837
From continuing operations, Basic (in dollars per share)	$ 0.15	$ 0.27	$ 0.43		$ 0.51		$ 0.70		$ 0.43
Diluted (in dollars per share)	$ 0.15	$ 0.25	$ 0.40		$ 0.47		$ 0.63		$ 0.39
Accounts receivable, net of allowance for doubtful accounts	$ 59,690,624		$ 59,690,624				$ 52,948,350		$ 27,531,915					$ 8,621,742	$ 9,628,321	$ 6,792,173	$ 7,584,293	$ 6,266,461	$ 5,898,681
Income (Loss) from Continuing Operations, Per Basic Share							$ 0.70		$ 0.26
Income (Loss) from Continuing Operations, Per Diluted Share							$ 0.63		$ 0.23
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Per Basic Share							$ 0.00		$ 0.17
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share							$ 0.00		$ 0.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance											0	0	0